Share-based awards- Share options (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 $ / shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 $ / shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥) shares
Fair value assumptions
Share-based compensation expense | ¥		¥ 20,075		¥ 15,995		¥ 16,082
Options
Number of share options
Outstanding at beginning of year | shares		11,713,003
Exercised | shares		(3,628,263)
Cancelled/forfeited/expired | shares		(146,725)
Outstanding at end of year | shares		7,938,015		11,713,003
Vested and exercisable | shares							2,231,589
Vested and expected to vest | shares							7,691,058
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 61.94
Exercised | $ / shares	43.51
Cancelled/forfeited/expired | $ / shares	76.16
Outstanding at end of year | $ / shares	70.10		$ 61.94
Vested and exercisable | $ / shares	70.47
Vested and expected to vest | $ / shares	69.85
Weighted average remaining contractual life
Weighted average remaining contractual life, outstanding		4 years 6 months		5 years
Weighted average remaining contractual life, vested and exercisable		4 years 2 months 12 days
Weighted average remaining contractual life, vested and expected to vest		4 years 6 months
Additional disclosure
Aggregate intrinsic value of all outstanding options | ¥							¥ 5,652
Aggregate intrinsic value of options that were vested and exercisable | ¥							1,584
Aggregate intrinsic value of options that were vested and expected to vest | ¥							5,489
Weighted average grant date fair value of share options | $ / shares	$ 0.00		$ 22.89		$ 28.65
Total grant date fair value of options vested | ¥		¥ 452		¥ 348		602
Aggregate intrinsic value of share options exercised | ¥		1,980		1,799		556
Cash received from option exercise under the share option plans | ¥		¥ 174		¥ 287		¥ 693
Granted | shares		0
Fair value assumptions
Risk-free interest rate, minimum				1.23%		1.24%
Risk-free interest rate, maximum				1.30%		1.79%
Expected dividend yield				0.00%		0.00%
Expected life (years)				4 years 4 months 17 days
Expected volatility, minimum				31.70%		33.40%
Expected volatility, maximum				33.20%		35.70%
Share-based compensation expense | ¥		¥ 270		¥ 524		¥ 578
Unamortized compensation costs | ¥							¥ 245
Weighted average period over which unamortized compensation costs expected be recognized		2 years
Options | Minimum
Fair value assumptions
Expected life (years)						4 years 3 months
Options | Maximum
Fair value assumptions
Expected life (years)						5 years 9 months
Options | Non-employees
Number of share options
Outstanding at beginning of year | shares		347,513
Outstanding at end of year | shares		141,000		347,513